Consolidated Statement of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	2,612	2,680	2,457
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	980	924	884
Deferred income taxes	331	451	531
Gain on disposal of property	(69)	(281)	(348)
Changes in operating assets and liabilities:
Accounts receivable	32	(20)	(51)
Material and supplies	(38)	(30)	11
Accounts payable and other	(245)	129	34
Other current assets	13	(13)	(2)
Pensions and other, net	(68)	(780)	(540)
Net cash provided by operating activities	3,548	3,060	2,976
Investing activities
Property additions	(1,973)	(1,731)	(1,625)
Disposal of property	52	311	369
Change in restricted cash and cash equivalents	73	(22)	(499)
Other, net	(4)	21	26
Net cash used in investing activities	(1,852)	(1,421)	(1,729)
Financing activities
Issuance of debt	1,850	493	787
Repayment of debt	(1,413)	(140)	(509)
Issuance of common shares due to exercise of stock options and related excess tax benefits realized	31	117	77
Repurchase of common shares	(1,400)	(1,400)	(1,420)
Dividends paid	(724)	(652)	(585)
Net cash used in financing activities	(1,656)	(1,582)	(1,650)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	19	(3)	14
Net increase (decrease) in cash and cash equivalents	59	54	(389)
Cash and cash equivalents, beginning of year	155	101	490
Cash and cash equivalents, end of year	214	155	101
Supplemental cash flow information
Net cash receipts from customers and other	10,640	9,877	8,995
Net cash payments for:
Employee services, suppliers and other expenses	(5,558)	(5,241)	(4,643)
Interest	(344)	(364)	(329)
Personal injury and other claims	(61)	(79)	(97)
Pensions	(239)	(844)	(468)
Income taxes	(890)	(289)	(482)
Net cash provided by operating activities	3,548	3,060	2,976